Principal Accounting Policies - Additional Information (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2023 USD ($)	Jan. 01, 2022 CNY (¥)
Accounting Policies [Line Items]
Provision for loan and lease losses	¥ 234,599	$ 33,043	¥ 194,272	¥ 97,658
Advertising and marketing expense	¥ 315,716		107,575	125,507
Foreign exchange translation rate	7.0999				7.0999
VAT are included in net revenues	¥ 4,173,000		3,551,000	2,620,000
Incentive costs	63,659		785	87,864
Operating lease right-of-use assets and land use rights	134,867		132,000		$ 18,996
Operating Lease, Liability	¥ 84,467		¥ 80,521
Operating lease weighted average remaining lease term	2 years 10 months 9 days		2 years 3 months 18 days		2 years 10 months 9 days
Revenue Recognized	¥ 462,080		¥ 383,236
Amortization expense of land use rights	¥ 1,012		675
Land Use Rights [Member]
Accounting Policies [Line Items]
Lessee operating lease term of contract						50 years
Operating lease weighted average remaining lease term	48 years 4 months 24 days				48 years 4 months 24 days
Accounting Standards Update 2016-02 [Member]
Accounting Policies [Line Items]
Operating lease right-of-use assets and land use rights						¥ 130,000
Operating Lease, Liability						¥ 119,000
Value Added Tax Rate Percentage One [Member]
Accounting Policies [Line Items]
Value added tax rate	6.00%	6.00%
Value Added Tax Rate Percentage Two [Member]
Accounting Policies [Line Items]
Value added tax rate	9.00%	9.00%
Value Added Tax Rate Percentage Three [Member]
Accounting Policies [Line Items]
Value added tax rate	13.00%	13.00%
Consolidated Trusts [Member]
Accounting Policies [Line Items]
Provision for loan and lease losses			7,000	¥ 21,000
Variable Interest Entity, Primary Beneficiary [Member]
Accounting Policies [Line Items]
Operating lease right-of-use assets and land use rights	¥ 82,120		¥ 74,820
Sales Revenue Net [Member] | Consolidated Trusts [Member] | Customer Concentration Risk [Member]
Accounting Policies [Line Items]
Concentration risk percentage			0.00%	2.00%
Sales Revenue Net [Member] | Variable Interest Entity, Primary Beneficiary [Member] | Customer Concentration Risk [Member]
Accounting Policies [Line Items]
Concentration risk percentage	69.00%	69.00%	84.00%	99.00%
Assets [Member] | Variable Interest Entity, Primary Beneficiary [Member] | Customer Concentration Risk [Member]
Accounting Policies [Line Items]
Concentration risk percentage	12.00%	12.00%	13.00%
Liabilities, Total [Member] | Variable Interest Entity, Primary Beneficiary [Member] | Customer Concentration Risk [Member]
Accounting Policies [Line Items]
Concentration risk percentage	72.00%	72.00%	73.00%